Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014
Current assets
Cash and cash equivalents	$ 13,224	$ 13,001	$ 12,698
Marketable securities		8,970	9,731
Accounts receivable (net of provision for doubtful accounts of $5,026, $6,551 and $5,323 as of June 30, 2015, 2014 and December 31, 2014, respectively)	$ 29,599	23,457	23,491
Other receivable	3,939	2,343	2,954
Deferred taxes	2,249	2,038	2,200
Prepaid expenses	3,883	2,839	3,197
Total current assets	52,894	52,648	54,271
Long-term prepaid expenses	2,528	3,156	2,320
Long-term land lease prepaid expenses	7,347	7,380	7,440
Assets held for employee severance payments	2,078	1,892	2,204
Fixed assets, net	56,352	45,669	45,903
Goodwill	31,282	11,286	11,880
Intangible assets, net	8,711	5,528	6,362
Total long term assets	108,298	74,911	76,109
Total assets	161,192	127,559	130,380
Account payable:
Trade	26,399	18,414	18,435
Other	8,441	$ 5,482	$ 4,970
Current maturities of long term loan and short term credit	3,799
Deferred income	8,608	$ 4,867	$ 5,650
Total current liabilities	47,247	28,763	29,055
Long-term liabilities
Deferred income	7,666	$ 7,714	$ 8,816
Long term loan	12,000
Liabilities in respect of employee severance payments and others	3,582	$ 2,993	$ 2,254
Contingent consideration in respect of acquisition	4,687	3,550	3,980
Deferred taxes	4,771	3,702	4,512
Total long-term liabilities	32,706	17,959	19,562
Total liabilities	79,953	46,722	48,617
Shareholders' equity
Ordinary share NIS 0.01 par value each (27,000,000 authorized as of June 30, 2015, 2014 and December 31, 2014. 17,394,539 shares issued and fully paid as of June 30, 2015, 17,346,561 shares issued and fully paid as of June 30, 2014, 17,392,072 shares issued and fully paid as of December 31, 2014)	40	40	40
Additional paid in capital	54,929	54,572	54,222
Retained earnings	26,116	27,400	$ 26,286
Treasury stock	(146)	(146)
Accumulated other comprehensive income (loss)	413	(934)	$ 1,332
Total shareholders' equity	81,352	80,932	81,880
Non-controlling interest	(113)	(95)	(117)
Total equity	81,239	80,837	81,763
Total liabilities and equity	$ 161,192	$ 127,559	$ 130,380